Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024
Leasehold Improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the lease term or estimated economic life
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, Plant and Equipment, Useful Life	5 years